Cost of Sales - Additional Information (Detail) - Cost of sales [member] - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure of Detailed Information About Cost of Sales [Line Items]
Carbon tax recognized as expense	$ 31.0	$ 24.6
Steel [Member]
Disclosure of Detailed Information About Cost of Sales [Line Items]
Depreciation expense	103.0	114.7
Wages and benefit costs	$ 273.9	$ 357.7